Segment report (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Schedule of segment report

	South Africa	Ghana		Peru	Chile	Australia
Figures in millions unless otherwise stated	South Deep[1]	Tarkwa	Damang	Cerro Corona	Salares Norte	St Ives	Agnew	Granny Smith	Gruyere	Total Australia	Corporate and other[2,3]	Group

INCOME STATEMENT
for the year ended 31 December 2024
Revenue	646.4	1,301.9	323.5	410.8	93.6	825.0	562.1	688.8	348.9	2,424.8	—	5,201.6
Cost of sales	(419.7)	(641.4)	(269.9)	(250.6)	(26.8)	(438.1)	(291.2)	(302.2)	(188.3)	(1,219.8)	(15.5)	(2,843.7)
Cost of sales before gold inventory change and amortisation and depreciation[8]	(356.4)	(519.7)	(132.8)	(226.7)	(43.1)	(358.3)	(222.9)	(235.0)	(107.4)	(923.6)	—	(2,202.3)
- Salaries and wages	(112.3)	(54.6)	(19.9)	(47.1)	(4.1)	(40.4)	(43.8)	(71.7)	(11.5)	(167.4)	—	(405.4)
- Consumable stores	(112.9)	(93.7)	(41.0)	(30.8)	(9.2)	(32.8)	(21.4)	(32.4)	(17.9)	(104.5)	—	(392.2)
- Utilities	(41.5)	(23.8)	(20.9)	(13.9)	—	(29.1)	(6.4)	(19.8)	(13.1)	(68.4)	—	(168.4)
- Mine contractors	(49.3)	(308.8)	(32.6)	(107.9)	(20.4)	(171.9)	(96.5)	(40.2)	(24.0)	(332.6)	—	(851.5)
- Other	(40.4)	(38.8)	(18.4)	(27.0)	(9.4)	(84.1)	(54.8)	(70.9)	(40.9)	(250.7)	—	(384.8)
Gold inventory change	(1.7)	13.1	(105.3)	35.5	60.9	(16.7)	3.2	3.0	(6.0)	(16.5)	—	(14.0)
Amortisation and depreciation	(61.6)	(134.8)	(31.8)	(59.4)	(44.6)	(63.1)	(71.5)	(70.2)	(74.9)	(279.7)	(15.5)	(627.4)
Other costs	(3.9)	(8.9)	(2.1)	(7.6)	(2.8)	(25.0)	(1.2)	1.6	(1.1)	(25.7)	(91.3)	(142.3)
Investment income	5.1	2.8	0.3	—	1.3	1.4	0.7	0.6	1.0	3.7	15.5	28.7
Finance expense	(1.0)	(14.6)	(4.2)	(15.1)	(1.8)	(6.3)	(5.7)	(4.1)	(9.8)	(25.9)	12.2	(50.4)
Share-based payments	(0.1)	(0.4)	—	(1.2)	—	(0.5)	(0.3)	(0.4)	(0.3)	(1.5)	(1.2)	(4.4)
Long-term incentive plan	(2.9)	(2.8)	1.0	(2.2)	(0.2)	(2.2)	(0.9)	(2.2)	(0.7)	(6.0)	(1.4)	(14.5)
Exploration expense	—	(3.0)	—	(6.9)	(16.1)	(19.6)	(11.0)	(3.1)	(1.9)	(35.6)	(36.8)	(98.4)
Restructuring costs	(0.1)	(3.6)	(0.4)	—	—	—	—	—	—	—	(2.5)	(6.6)
Silicosis settlement costs	—	—	—	—	—	—	—	—	—	—	0.3	0.3
Impairment of assets	—	—	—	(3.5)	—	—	—	—	—	—	—	(3.5)
Profit on disposal of Rusoro	—	—	—	—	—	—	—	—	—	—	62.3	62.3
Profit on disposal of Asanko Gold	—	—	—	—	—	—	—	—	—	—	5.6	5.6
Profit/(loss) on disposal of assets	0.6	0.2	—	—	—	0.2	—	(0.1)	(0.3)	(0.2)	—	0.6
Royalties	(3.2)	(62.5)	(15.5)	(7.1)	—	—	—	—	—	(59.4)	—	(147.7)
Mining and income tax	(57.6)	(198.7)	(9.3)	(35.0)	(20.4)	—	—	—	—	(318.0)	(58.1)	(697.1)
Current taxation	(0.2)	(170.1)	(16.2)	(53.0)	—	—	—	—	—	(286.2)	(24.5)	(550.2)
Deferred taxation	(57.4)	(28.6)	6.9	18.0	(20.4)	—	—	—	—	(31.8)	(33.6)	(146.9)
Profit/(loss) for the year	163.6	369.0	23.4	81.6	26.8	—	—	—	—	736.4	(110.9)	1,290.5
Profit/(loss) attributable to:
– Owners of the parent	157.7	332.1	21.1	81.2	26.8	—	—	—	—	736.4	(110.9)	1,245.0
– Non-controlling interest holders	5.9	36.9	2.3	0.4	—	—	—	—	—	—	—	45.5

STATEMENT OF FINANCIAL POSITION
at 31 December 2024
Total assets (excluding deferred taxation)	948.5	1,643.5	229.2	549.8	2,010.7	1,053.1	470.5	797.4	541.4	2,862.4	1,743.9	9,988.0
Total liabilities (excluding deferred taxation)	501.5	314.4	87.6	287.0	1,620.0	190.2	139.3	119.4	233.7	682.6	779.1	4,272.2
Net deferred taxation (assets)/liabilities	85.9	190.0	(6.9)	(59.5)	(85.7)	—	—	—	—	208.5	16.6	348.9
Capital expenditure[6]	111.6	206.5	4.7	33.7	388.7	198.0	72.4	80.4	85.1	435.9	2.3	1,183.4
The above is a geographical analysis presented by location of assets. The Group’s operations are primarily involved in gold mining, exploration and related activities. Activities are conducted and investments held both inside and outside South
Africa. The segment results have been prepared and presented based on management’s reporting format. Gold mining operations are managed and internally reported based on the following geographical areas: in South Africa, South Deep mine, in Ghana, Tarkwa and Damang mines, in Australia, St Ives, Agnew, Granny Smith and Gruyere, in Peru, the Cerro Corona mine and in Chile, Salares Norte. During 2024, Gold Fields acquired 100% of the share capital of Osisko and the transaction was accounted for as an asset acquisition (Refer note 17.2). The Group has exploration interests which are included in the “Corporate and other” segment. Refer to accounting policies on segment reporting on page 72.
Figures may not add as they are rounded independently.
[1]The income statement and statement of financial position of South Deep is that of the operating mine and does not include any of the adjustments made in respect of the purchase price allocation relating to the acquisition of South Deep.
South Deep Gold mine, being an unincorporated joint venture, is not liable for taxation. Taxation included in South Deep is indicative, as tax is provided in the holding companies at a rate of 29%.
[2]“Corporate and other” represents the items to reconcile segment data to consolidated financial statement totals, including the elimination of intercompany transactions and balances as well as the Group’s exploration interests. This does not represent a separate segment as it does not generate revenue. Included in “Corporate and other” is the adjustment made in respect of the purchase price allocation of South Deep.
[3]The Osisko asset acquisition is included in the "Corporate and other segment".
[4]Other costs “Corporate and other” comprise share of losses of equity-accounted investees, net of taxation of US$53.6 million, Gruyere rainfall event costs of US$12.0 million and the balance of US$25.7 million expenses which consists mainly of corporate related costs.
[5]The Australian operations are entitled to transfer and off-set profits and losses from one company to another, therefore it is not meaningful to split the royalties, income or deferred taxation.
[6]Capital expenditure for the year ended 31 December 2024.
[7]Includes revenue from the sale of copper amounting to US$192.7 million.
[8]The Group has disaggregated and disclosed cost of sales before gold inventory change and amortisation and depreciation for each segment in line with the IFRIC® Agenda Decision, Disclosure of Revenues and Expenses for Reportable
Segments. The comparatives have been presented accordingly to facilitate comparability of segment performance.
Financial summary

	South Africa	Ghana		Peru	Chile	Australia							Ghana	Group (continuing and discontinued operations)
Figures in millions unless otherwise stated	South Deep[1]	Tarkwa	Damang	Cerro Corona	Salares Norte	St Ives	Agnew	Granny Smith	Gruyere	Total Australia	Corporate and other[2]	Continuing operations	Asanko – discontinued operations[3]
INCOME STATEMENT
for the year ended 31 December 2023
Revenue	622.8	1,068.9	297.0	451.4	—	717.0	473.6	556.2	313.9	2,060.7	—	4,500.7	115.4	4,616.1
Cost of sales	(384.2)	(603.0)	(303.5)	(291.6)	(1.3)	(398.9)	(268.4)	(292.4)	(190.0)	(1,149.8)	(14.0)	(2,747.0)	(68.9)	(2,815.9)
Cost of sales before gold inventory change and amortisation and depreciation[8]	(315.2)	(455.1)	(178.0)	(227.1)	(12.2)	(322.6)	(200.3)	(223.9)	(108.3)	(855.2)	—	(2,042.4)	(60.5)	(2,102.9)
- Salaries and wages	(102.2)	(59.3)	(23.8)	(46.3)	(0.6)	(48.0)	(37.3)	(70.5)	(11.7)	(167.5)	—	(399.7)	(9.9)	(409.6)
- Consumable stores	(102.0)	(109.6)	(46.4)	(35.1)	(0.1)	(35.0)	(21.5)	(35.1)	(16.0)	(107.6)	—	(400.8)	(26.3)	(427.1)
- Utilities	(36.4)	(21.2)	(17.4)	(14.1)	(0.1)	(22.8)	(4.2)	(19.1)	(14.7)	(60.8)	—	(150.0)	(6.5)	(156.5)
- Mine contractors	(41.6)	(226.3)	(70.0)	(69.8)	(11.4)	(145.9)	(91.0)	(32.7)	(27.1)	(296.8)	—	(715.9)	(16.8)	(732.7)
- Other	(33.0)	(38.7)	(20.4)	(61.8)	—	(70.9)	(46.3)	(66.5)	(38.8)	(222.5)	—	(376.0)	(1.0)	(376.9)
Gold inventory change	(13.8)	52.9	(45.0)	46.2	57.1	(3.5)	5.0	(0.4)	(7.8)	(6.7)	—	90.7	(3.7)	87.0
Amortisation and depreciation	(55.2)	(200.8)	(80.5)	(110.7)	(46.2)	(72.8)	(73.1)	(68.1)	(73.9)	(287.9)	(14.0)	(795.3)	(4.7)	(800.0)
Other costs	(3.1)	(16.6)	(4.6)	(11.3)	(3.5)	(6.0)	(3.2)	(0.1)	—	(9.3)	(38.6)	(87.0)	(6.0)	(93.0)
Investment income	8.4	2.6	0.2	—	0.9	1.3	0.5	0.4	0.7	2.9	9.9	24.9	—	24.9
Finance expense	(1.5)	(14.8)	(5.0)	(11.8)	(2.1)	(4.4)	(5.3)	(3.2)	(12.7)	(25.6)	(2.1)	(62.9)	—	(62.9)
Share-based payments	(0.3)	(0.8)	(0.1)	(1.3)	(0.1)	(0.3)	(0.2)	(0.3)	(0.1)	(0.9)	(5.6)	(9.1)	—	(9.1)
Long-term incentive plan	(4.9)	(6.6)	(2.2)	(7.4)	(0.3)	(6.3)	(3.9)	(5.1)	(1.9)	(17.2)	(17.2)	(55.8)	—	(55.8)
Exploration expense	—	(6.0)	(3.0)	(3.9)	(29.3)	(16.6)	(9.8)	(3.7)	(1.9)	(32.0)	(2.0)	(76.2)	—	(76.2)
Restructuring costs	—	(1.6)	(5.5)	—	—	(0.7)	—	—	—	(0.7)	—	(7.8)	—	(7.8)
Ghana expected credit loss	0.0	(25.4)	(7.8)	—	—	—	—	—	—	—	—	(33.2)	—	(33.2)
Silicosis settlement costs	—	—	—	—	—	—	—	—	—	—	4.1	4.1	—	4.1
Impairment of investments and assets	—	—	—	(156.4)	—	—	—	—	—	—	—	(156.4)	—	(156.4)
Profit/(loss) on disposal of assets	0.3	—	—	(0.1)	—	31.9	0.1	0.1	0.1	32.2	—	32.4	—	32.4
Royalties	(3.1)	(42.8)	(11.9)	(7.0)	—	—	—	—	—	(51.7)	—	(116.4)	(6.6)	(123.0)
Mining and income tax	(68.6)	(129.5)	(7.3)	(2.2)	10.1	—	—	—	—	(243.8)	(23.8)	(465.1)	—	(465.1)
Current taxation	(0.5)	(129.4)	(21.4)	(63.3)	—	—	—	—	—	(230.3)	(13.4)	(458.3)	—	(458.3)
Deferred taxation	(68.1)	(0.1)	14.1	61.1	10.1	—	—	—	—	(13.5)	(10.4)	(6.8)	—	(6.8)
Profit/(loss) for the year	165.8	224.4	(53.7)	(41.6)	(25.6)	—	—	—	—	564.8	(89.3)	745.2	34.0	779.1
Profit/(loss) attributable to:														—
– Owners of the parent	159.6	202.0	(48.3)	(41.4)	(25.6)	—	—	—	—	564.8	(89.3)	722.2	34.0	756.1
– Non-controlling interest holders	6.2	22.4	(5.4)	(0.2)	—	—	—	—	—	—	—	23.0	—	23.0
STATEMENT OF FINANCIAL POSITION
at 31 December 2023
Total assets (excluding deferred taxation)	919.4	1,475.4	331.4	519.3	1,435.7	926.5	841.1	608.5	367.7	2,743.8	475.8	7,900.8	153.3	8,054.1
Total liabilities (excluding deferred taxation)	680.8	364.4	98.9	320.4	1,347.2	213.7	153.7	128.0	138.9	634.3	(228.8)	3,217.2	—	3,217.2
Net deferred taxation (assets)/liabilities	30.9	161.4	—	(41.5)	(106.1)	—	—	—	—	194.8	(22.4)	217.1	—	217.1
Capital expenditure[6]	93.1	216.3	4.9	44.4	398.1	97.3	70.4	76.3	51.7	295.7	2.2	1,054.7	24.8	1,079.5
The above is a geographical analysis presented by location of assets. The Group’s operations are primarily involved in gold mining, exploration and related activities. Activities are conducted and investments held both inside and outside South
Africa. The segment results have been prepared and presented based on management’s reporting format. Gold mining operations are managed and internally reported based on the following geographical areas: in South Africa, South Deep mine, in Ghana, Tarkwa and Damang mines, in Australia, St Ives, Agnew, Granny Smith and Gruyere, in Peru, the Cerro Corona mine and in Chile, Salares Norte. Asanko Gold was presented as a discontinued operation and an asset held for sale as a result of the sale transaction (Refer notes 14 and 15). The Group also exploration interests which are included in the “Corporate and other” segment. Refer to accounting policies on segment reporting on page 72.
Figures may not add as they are rounded independently.
[1]The income statement and statement of financial position of South Deep is that of the operating mine and does not include any of the adjustments made in respect of the purchase price allocation relating to the acquisition of South Deep.
South Deep Gold mine, being an unincorporated joint venture, is not liable for taxation. Taxation included in South Deep is indicative, as tax is provided in the holding companies at a rate of 28%.
[2]“Corporate and other” represents the items to reconcile segment data to consolidated financial statement totals, including the elimination of intercompany transactions and balances as well as the Group’s exploration interests. This does not represent a separate segment as it does not generate revenue. Included in “Corporate and other” is the adjustment made in respect of the purchase price allocation of South Deep.
[3]For the purpose of the review of the segment by the CODM, Asanko’s income statement was proportionately consolidated as a discontinued operation. The proportionately consolidated income of US$34.0 million above was reconciled to
Asanko's equity-accounted loss of US$18.9 million by deducting the purchase price allocation fair value adjustment amounting to US$6.0 million and impairment amounting to US$46.9 million. The profit for the year from continuing operations of US$745.2 million reconciled to the total profit for the year of US$726.3 million by deducting the loss from discontinued operation of US$18.9 million. The Equity Accounted Joint Venture was carried at US$153.3 million.
[4]Other costs “Corporate and other” comprise share of losses of equity-accounted investees, net of taxation of US$32.6 million and the balance of US$6.0 million consists mainly of corporate related costs.
[5]The Australian operations are entitled to transfer and off-set profits and losses from one company to another, therefore it is not meaningful to split the royalties, income or deferred taxation.
[6]Capital expenditure for the year ended 31 December 2023.
[7]Includes revenue from the sale of copper amounting to US$207.6 million.
[8]The Group has disaggregated and disclosed cost of sales before gold inventory change and amortisation and depreciation for each segment in line with the IFRIC® Agenda Decision, Disclosure of Revenues and Expenses for Reportable
Segments. The comparatives have been presented accordingly to facilitate comparability of segment performance.
Notes to the consolidated financial statements continued
for the year ended 31 December 2024
44.Segmental report continued
Financial summary

	South Africa	Ghana		Peru	Chile	Australia							Ghana	Group (continuing and discontinued operations)
Figures in millions unless otherwise stated	South Deep[1]	Tarkwa	Damang	Cerro Corona	Salares Norte	St Ives	Agnew	Granny Smith	Gruyere	Total Australia	Corporate and other[2]	Continuing operations	Asanko – discontinued operations[3]
INCOME STATEMENT
for the year ended 31 December 2022
Revenue	587.9	953.8	414.8	434.7	—	670.9	427.9	515.2	281.5	1,895.5	—	4,286.7	133.7	4,420.4
Cost of sales	(365.7)	(591.9)	(249.3)	(300.9)	(1.3)	(377.1)	(254.9)	(270.1)	(181.4)	(1,083.5)	(15.1)	(2,607.7)	(92.8)	(2,700.5)
Cost of sales before gold inventory change and amortisation and depreciation[8]	(324.6)	(406.9)	(193.3)	(224.9)	(4.6)	(274.0)	(183.0)	(204.4)	(115.8)	(777.2)	—	(1,931.5)	(72.8)	(2,004.3)
- Salaries and wages	(110.2)	(59.1)	(28.8)	(42.1)	—	(42.7)	(35.9)	(66.2)	(12.3)	(157.1)	—	(397.3)	(12.4)	(409.7)
- Consumable stores	(102.8)	(103.0)	(52.0)	(37.9)	—	(30.9)	(21.0)	(32.9)	(17.0)	(101.8)	—	(397.5)	(25.8)	(423.3)
- Utilities	(38.9)	(22.4)	(15.4)	(12.8)	—	(19.9)	(2.4)	(16.3)	(13.3)	(51.9)	—	(141.4)	(6.6)	(148.0)
- Mine contractors	(40.2)	(188.1)	(73.9)	(101.2)	—	(113.6)	(77.4)	(31.9)	(31.7)	(254.6)	—	(658.0)	(25.2)	(683.2)
- Other	(32.5)	(34.3)	(23.2)	(30.9)	(4.6)	(66.9)	(46.3)	(57.1)	(41.5)	(211.8)	—	(337.3)	(2.8)	(340.1)
Gold inventory change	10.7	35.6	41.1	49.6	9.7	6.1	(1.2)	1.3	15.2	21.4	—	168.1	(9.4)	158.7
Amortisation and depreciation	(51.8)	(220.6)	(97.1)	(125.6)	(6.4)	(109.2)	(70.7)	(67.0)	(80.8)	(327.7)	(15.1)	(844.3)	(10.6)	(854.9)
Other (costs)/income	(4.0)	8.9	—	(6.6)	0.5	(3.2)	2.9	2.0	(0.4)	1.3	(11.6)	(11.5)	(15.3)	(26.8)
Investment income	6.9	2.8	0.2	—	0.5	0.2	0.1	0.2	0.2	0.7	2.2	13.3	—	13.3
Finance expense	(1.6)	(14.8)	(5.2)	(6.9)	(0.1)	(2.1)	(5.0)	(2.0)	(8.7)	(17.8)	(26.1)	(72.5)	—	(72.5)
Gain/(loss) on financial instruments	—	9.5	3.9	—	2.1	4.6	2.3	3.0	0.4	10.3	(1.8)	24.0	—	24.0
Share-based payments	(0.9)	(0.3)	(0.1)	(1.1)	(0.1)	(0.1)	(0.2)	(0.3)	(0.1)	(0.7)	(3.7)	(6.9)	—	(6.9)
Long-term incentive plan	(4.3)	(2.0)	(0.6)	(4.2)	(0.8)	(3.9)	(2.3)	(2.9)	(1.3)	(10.4)	(6.7)	(29.0)	—	(29.0)
Exploration expense	—	(3.0)	(9.2)	(2.8)	(32.3)	(14.8)	(9.4)	(7.6)	(1.7)	(33.5)	(0.2)	(81.0)	—	(81.0)
Restructuring costs	—	(8.7)	(2.6)	—	—	—	—	—	—	—	—	(11.3)	—	(11.3)
Silicosis settlement costs	—	—	—	—	—	—	—	—	—	—	2.2	2.2	—	2.2
Ghana expected credit loss	—	(13.6)	(3.9)	—	—	—	—	—	—	—	—	(17.5)	—	(17.5)
Impairment of investments and assets	—	(325.2)	—	(65.6)	(0.6)	—	—	—	—	—	(113.6)	(505.0)	—	(505.0)
Yamana break fee	—	—	—	—	—	—	—	—	—	—	300.0	300.0	—	300.0
Yamana transaction costs	—	—	—	—	—	—	—	—	—	—	(33.0)	(33.0)	—	(33.0)
Profit/(loss) on disposal of assets	0.3	—	—	—	—	10.2	—	—	—	10.2	(0.1)	10.4	—	10.4
Royalties	(2.9)	(38.2)	(16.6)	(5.9)	—	—	—	—	—	(46.8)	—	(110.4)	(6.7)	(117.1)
Mining and income tax	(69.0)	(10.1)	(45.7)	(12.8)	8.2	—	—	—	—	(219.3)	(93.4)	(442.1)	—	(442.1)
Current taxation	—	(110.6)	(53.6)	(43.4)	(1.1)	—	—	—	—	(182.2)	(84.2)	(475.1)	—	(475.1)
Deferred taxation	(69.0)	100.5	7.9	30.6	9.3	—	—	—	—	(37.1)	(9.2)	33.0	—	33.0
Profit/(loss) for the year	146.7	(32.8)	85.7	27.9	(23.9)	—	—	—	—	506.1	(0.9)	708.7	18.8	727.5
Profit/(loss) attributable to:
– Owners of the parent	141.3	(29.5)	77.1	27.9	(23.9)	—	—	—	—	506.1	(0.9)	698.0	18.8	716.8
– Non-controlling interest holders	5.4	(3.3)	8.6	—	—	—	—	—	—	—	—	10.7	—	10.7
STATEMENT OF FINANCIAL POSITION
at 31 December 2022
Total assets (excluding deferred taxation)	1,083.6	1,342.9	427.6	691.2	896.9	791.4	880.0	571.0	579.9	2,822.3	(121.9)	7,142.6	—	7,142.6
Total liabilities (excluding deferred taxation)	1,080.8	337.2	122.4	282.6	882.9	161.7	147.0	120.9	404.8	834.4	(941.5)	2,598.8	—	2,598.8
Net deferred taxation (assets)/liabilities	(40.5)	161.3	14.1	19.7	(96.0)	—	—	—	—	182.7	(37.0)	204.3	—	204.3
Capital expenditure[6]	118.7	229.0	60.1	46.0	296.7	100.7	85.1	97.8	33.0	316.6	2.2	1,069.3	7.7	1,077.0
The above is a geographical analysis presented by location of assets. The Group’s operations are primarily involved in gold mining, exploration and related activities. Activities are conducted and investments held both inside and outside South
Africa. The segment results have been prepared and presented based on management’s reporting format. Gold mining operations are managed and internally reported based on the following geographical areas: in South Africa, South Deep mine, in Ghana, Tarkwa and Damang mines, in Australia, St Ives, Agnew, Granny Smith and Gruyere, in Peru, the Cerro Corona mine and in Chile, Salares Norte. Asanko Gold was presented as a discontinued operation (Refer note 14). The
Group has exploration interests which are included in the “Corporate and other” segment. Refer to accounting policies on segment reporting on page 72. Figures may not add as they are rounded independently.
[1]The income statement and statement of financial position of South Deep is that of the operating mine and does not include any of the adjustments made in respect of the purchase price allocation relating to the acquisition of South Deep.
South Deep Gold mine, being an unincorporated joint venture, is not liable for taxation. Taxation included in South Deep is indicative, as tax is provided in the holding companies at a rate of 28%.
[2]“Corporate and other” represents the items to reconcile segment data to consolidated financial statement totals, including the elimination of intercompany transactions and balances as well as the Group’s exploration interests. This does not represent a separate segment as it does not generate revenue. Included in “Corporate and other” is the adjustment made in respect of the purchase price allocation of South Deep.
[3]For the purpose of the review of the segment by the CODM, Asanko’s income statement was proportionately consolidated as a discontinued operation. The proportionately consolidated income of US$18.8 million above was reconciled to
Asanko's equity-accounted income of US$13.0 million by deducting the purchase price allocation fair value adjustment amounting to US$5.8 million. The profit for the year from continuing operations of US$708.7 million reconciled to the total profit for the year of US$721.7 million by deducting the income from discontinued operation of US$13.0 million. The Equity Accounted Joint Venture was carried at US$72.5 million.
[4]Other costs “Corporate and other” comprise share of losses of equity-accounted investees, net of taxation of US$2.9 million and the balance of US$8.7 million consists mainly of corporate-related costs.
[5]The Australian operations are entitled to transfer and off-set profits and losses from one company to another, therefore it is not meaningful to split the royalties, income or deferred taxation.
[6]Capital expenditure for the year ended 31 December 2022.
[7]Includes revenue from the sale of copper amounting to US$201.6 million.
[8]The Group has disaggregated and disclosed cost of sales before gold inventory change and amortisation and depreciation for each segment in line with the IFRIC® Agenda Decision, Disclosure of Revenues and Expenses for Reportable
Segments. The comparatives have been presented accordingly to facilitate comparability of segment performance.